Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Provisions
Contract-related provisions	$ 615	$ 762
Provision for insurance-related reserves	171	174
Restructuring and restructuring-related provisions	145	188
Provisions for contractual penalties and compliance and litigation matters	49	63
Other	191	199
Total	1,171	1,386
Other current liabilities
Employee-related liabilities	1,490	1,547
Accrued expenses	872	768
Non-trade payables	681	644
Accrued customer rebates	315	322
Income taxes payable	312	378
Other tax liabilities	285	298
Derivative liabilities (see Note 6)	121	133
Deferred income	102	95
Pension and other employee benefits	38	41
Accrued interest	38	28
Other	69	113
Total	4,323	4,367
Other non-current liabilities:
Income tax related liabilities	1,287	1,458
Derivative liabilities (see Note 6)	367	130
Provisions for contractual penalties and compliance and litigation matters	67	129
Contract liabilities (see Note 8)	59	0
Employee-related liabilities	45	59
Environmental provisions	42	39
Deferred income	33	74
Other	185	227
Total	$ 2,085	$ 2,116